Contingencies	3 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 11. Contingencies

Legal proceedings

The Company is a party to various legal proceedings from time to time, the outcome of which, in the opinion of management, will not have a significant effect on the financial position, profitability or cash flows of the Company.